INCOME TAXES - Net Operating Loss Carryforward (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
U.S.
Operating loss carryforwards
Net operating loss carryforwards	$ 38,742,400	$ 18,299,500